Trade and other receivables	12 Months Ended
Jun. 30, 2022
Trade and other receivables
17. Trade and other receivables

17. Trade and other receivables

Group’s trade and other receivables as of June 30, 2022 and 2021 were as follows:

	06.30.2022	06.30.2021
Trade, leases and services receivable (*)	31,231	34,677
Less: allowance for doubtful accounts	(1,026)	(1,638)
Total trade receivables	30,205	33,039
Prepayments	5,934	8,056
Loans, deposits and others	4,766	5,967
Contributions pending integration	25	16
Guarantee deposits	1	2
Tax receivables	2,960	4,177
Others	4,218	3,576
Total other receivables	17,904	21,794
Total trade and other receivables	48,109	54,833

Non-current	14,793	17,571
Current	33,316	37,262
Total	48,109	54,833

(*) Includes field sales credits, which are revalued based on the soybean price at each balance sheet date. The related impact in the Statement of Income and Other Comprehensive income is presented within “Financial results, net.

Book amounts of Group's trade and other receivables in foreign currencies are detailed in Note 34.

The fair value of current receivables approximates their respective carrying amounts because, due to their short-term nature, the effect of discounting is not considered significant.

Trade accounts receivables are generally presented in the Statements of Financial Position net of allowances for doubtful accounts. Impairment policies and procedures by type of receivables are discussed in detail in Note 2. Movements on the Group’s allowance for doubtful accounts were as follows:

	06.30.2022	06.30.2021
Beginning of the year	1,638	9,484
Additions (i)	276	1,415
Recovery (i)	(283)	(1,053)
Currency translation adjustment	61	216
Deconsolidation	-	(7,615)
Utilization	(12)	(46)
Inflation adjustment	(654)	(643)
Transfers to assets held for sale	-	(120)
End of the year	1,026	1,638

(i) The creation and release of the provision for impaired receivables have been included in “Selling expenses” in the Statements of Income and Other Comprehensive Income (Note.27).

The Group’s trade receivables comprise several classes. The maximum exposure to credit risk at the reporting date is the carrying amount of each class of receivables (see Note 5). The Group also has receivables from related parties neither of them is due nor impaired.

Due to the distinct characteristics of each type of receivables, an aging analysis of past due unimpaired and impaired receivables is shown by type and class, as of June 30, 2022 and 2021 (a column of non-past due receivables is also included so that the totals can be reconciled with the amounts appearing on the Statement of Financial Position):

	Expired
	Up to 3 months	From 3 to 6 months	Over 6 months	Not past due	Allowance	Total	% of representation
Leases and services	1,956	254	707	6,917	978	10,812	34.6%
Sale of properties and developments	40	-	20	13,898	-	13,958	44.7%
Agricultural products	-	-	-	6,413	48	6,461	20.7%
Total as of 06.30.2022	1,996	254	727	27,228	1,026	31,231	100%

	Expired
	Up to 3 months	From 3 to 6 months	Over 6 months	Not past due	Allowance	Total	% of representation
Leases and services	1,834	602	1,112	9,265	1,576	14,389	41.49%
Sale of properties and developments	-	-	-	14,631	-	14,631	42.19%
Agricultural products	-	-	-	5,595	62	5,657	16.31%
Total as of 06.30.2021	1,834	602	1,112	29,491	1,638	34,677	100%